Projects Under Construction as of April 30, 2026

Commitment/ Construction Start	HIT Projects	City	State		Total Units	Affordable Units	Union Construction Hours	HIT Commitment	Total Development Cost
4Q 2020	Residences @ 150 Bagley	Detroit	MI		148	30	705,380	$42,312,400	$72,990,473
2Q 2023	Hudson Exchange Phase II	Jersey City	NJ		802	-	4,142,870	$50,000,000	-
3Q 2023	Grace Manor Apartments	Chicago	IL		65	65	252,230	$4,109,600	$30,215,493
4Q 2023	Island Terrace Apartments - A	Chicago	IL		62	56	95,300	$5,327,000	$25,205,460
4Q 2023	Island Terrace Apartments - B	Chicago	IL		178	161	272,550	$17,152,000	$71,932,325
4Q 2023	Imani Village Senior Residences	Chicago	IL		70	70	247,830	$2,171,000	$27,085,749
4Q2023	Landmark Tower	St. Paul	MN		187	-	616,680	$18,660,000	$97,079,980
4Q2023	400 Lake Shore Drive	Chicago	IL		635	127	3,316,100	$55,000,000	$543,305,000
2Q2024	Two Towers	East Moline	IL		239	239	231,900	$18,935,000	$48,967,899
2Q2024	Park Plaza / North Creek	Minneapolis	MN		253	253	419,940	$48,950,000	$74,715,357
2Q2024	Estoria Cooperative of Lakeville	Lakeville	MN		89	-	339,980	$19,152,300	$41,138,350
2Q2024	Curtis Apartments	Worcester	MA		129	129	681,270	$13,061,000	$97,502,520
2Q2024	Old Colony Phase Six	Boston	MA		89	89	618,060	$22,354,000	$83,447,717
2Q2024	Union Tower	National City	CA		94	94	579,270	$27,301,874	$85,488,798
3Q2024	Willa Rawls Manor	Chicago	IL		123	123	73,410	$23,770,000	$46,375,332
3Q2024	Carville Park	Reno	NV		209	209	321,860	$28,265,500	$64,654,609
3Q2024	Hale Moiliili Apartments	Honolulu	HI		278	278	1,148,050	$60,600,000	$116,824,021
4Q2024	Mary Ellen McCormack - Building A	Boston	MA		94	94	692,720	$24,600,000	$108,420,430
2Q2025	Estoria Cooperative Oak Marsh	Oakdale	MN		87	-	325,400	$21,464,400	$44,694,970
2Q2025	Elizabeth Seton Young Adult Center	White Plains	NY		96	96	752,990	$132,236,300	$137,410,685
3Q2025	Rochester Civic Center - Senior Affordable	Rochester	MN		76	76	191,180	$6,343,747	$29,716,441
3Q2025	Beltline Station - Building 1	St. Louis Park	MN		152	-	391,340	$16,207,382	$58,232,914
3Q2025	Beltline Station - Building 3	St. Louis Park	MN		146	-	338,930	$14,841,856	$50,632,363
3Q2025	St. Botolph Apartments	Boston	MA		132	132	453,830	$31,000,000	$54,715,484
3Q2025	Eleven Eleven Sutter Street - A	San Francisco	CA		102	102	403,920	$58,996,496	$84,392,112
3Q2025	Eleven Eleven Sutter Street - B	San Francisco	CA		201	-	753,990	$124,999,900	$135,805,323
4Q2025	Fox Shore	Aurora	IL		94	94	129,820	$15,610,000	$31,198,443
4Q2025	Palmer Gardens	Toledo	OH		75	75	74,490	$5,110,000	$21,266,086
4Q2025	Curtis Apartments Phase II	Worcester	MA		150	150	946,810	$20,095,000	$146,589,187
1Q2026	Pajaro Vista Apartments	Freedom	CA		106	106	24,130	$32,164,100	$37,332,660
1Q2026	273 W 22nd Street	Manhattan	NY		278	70	1,525,510	$12,500,000	-

31	HIT Projects (77% Include Affordable Units)				5,439	2,918	21,067,740	$973,290,855	$2,467,336,181

Commitment/ Construction Start	Building America CDE, Inc. Projects (HIT Subsidiary)	City	State	Square Feet	Total Units	Affordable Units	Union Construction Hours	New Markets Tax Credits Allocation	Total Development Cost
4Q 2021	Destination Crenshaw	Los Angeles	CA	40,000	-	-	198,690	$8,000,000	$48,557,521
1Q 2023	Public Health Campus on Cedar	Philadelphia	PA	448,467	-	-	661,180	$15,000,000	$89,223,192
1Q 2024	The Wayman Palmer (Toledo) YMCA Community Hub	Toledo	OH	192,281	-	-	250,800	$8,000,000	$29,451,888
3Q 2024	Straight & Narrow	Paterson	NJ	53,987	-	-	287,230	$11,000,000	$32,891,177
4Q 2024	One Southside	Minneapolis	MN	30,950	-	-	213,470	$5,000,000	$27,978,588
1Q 2025	Belleville Clinic	Belleville	IL	69,600	-	-	61,920	$7,000,000	$10,378,685
3Q 2025	Culinary Academy of Las Vegas	North Las Vegas	NV	55,448	-	-	272,260	$10,000,000	$26,705,792
7	Projects Receiving Building America CDE, Inc. New Markets Tax Credits Allocation			890,733	-	-	1,945,550	$64,000,000	$265,186,843

38	Grand Total				5,439	2,918	23,013,290	$1,037,290,855	$2,732,523,024

The projects listed above may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) referenced on this graphic may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this graphic; and (iii) this graphic is not a complete list of all the projects financed by the HIT as of the date of this report. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT's portfolio. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.